Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts	The notional amounts of outstanding foreign currency contracts in U.S. dollars are as follows:

	December 31,
	2021	2022

Derivatives designated as hedging instruments	$1,817	$2,551
Derivatives not designated as hedging instruments	76	946
Total	$1,893	$3,497

Summary of derivative and hedging gains (losses)	These gains (losses) were recorded in the consolidated statements of comprehensive income (loss), as follows:

	December 31,
	2020	2021	2022

Cost of revenue	$81	$(10)	$(246)
Research and development	233	(38)	(807)
Sales and marketing	182	(18)	(529)
General and administrative	82	(10)	(361)
Total	$578	$(76)	$(1,943)